Note 40 - Fee and commission income and expenses - Fee And Commission Income (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Fee And Commission Income Expenses
Credit and Debit Cards	€ 2,900	€ 2,834	€ 2,679
Asset Management	1,023	923	839
Transfers and other payment orders Income	605	601	578
Current Accounts	451	507	469
Contingent risks	390	396	406
Securities fees	325	385	335
Commitment fees	223	231	237
checks	194	212	207
Insurance product commissions	171	192	178
Custody securities	122	122	122
Bills receivables	39	46	52
Other fee and commission income	689	700	701
Total Fee And commission income (Income Statement)	€ 7,132	€ 7,150	€ 6,804